Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash paid during the fiscal year for:
Income taxes	¥ 8,197	¥ 22,088	¥ 11,504
Interest	327	372	706
Non-cash investing and financing activities:
Capital leasing receivables	31
Capital lease obligations	214	1,022	602
Change in common stock in connection with share exchange transaction		1,186
Change in treasury stock in connection with share exchange transaction		¥ 3,002